Operating Expenses Before Credit Impairment Charges, Provisions and Charges - Summary of Operating Expenses Before Credit Impairment Losses, Provisions and Charges (Details) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Staff costs:
Wages and salaries	£ 854	£ 761	£ 759
Performance-related payments	164	173	184
Social security costs	116	112	113
Pension costs, defined contribution plans	71	60	65
Pension costs, defined benefit plans	13	28	38
Other share-based payments	4	1	1
Other personnel costs	42	44	42
Staff costs	1,264	1,179	1,202
Other administration expenses	931	894	831
Depreciation, amortisation and impairment	290	297	507
Total operating expenses before impairment losses, provisions and charges	£ 2,485	£ 2,370	£ 2,540